PROPERTY AND EQUIPMENT, NET (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 99	$ 133
Accumulated depreciation:
Accumulated depreciation	69	84
Property and equipment, net	30	49
Computer [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	87	75
Accumulated depreciation:
Accumulated depreciation	67	55
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12	2
Accumulated depreciation:
Accumulated depreciation	2	2
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	56
Accumulated depreciation:
Accumulated depreciation	$ 0	$ 27